Organization - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Feb. 28, 2015 Patent	May 31, 2014 Patent
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of patent license agreements	3	3